PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment consist of the following:

	June 30,	December 31,
	2014	2013
	US$	US$
Buildings	1,382,056	1,405,723
Land use rights	315,706	321,112
Plant and machinery	5,351,862	3,282,641
Automobiles	44,229	44,987
Office and computer equipment	191,257	438,843
	7,285,110	5,493,306

Less: Accumulated depreciation and amortization	(2,518,742)	(2,329,241)
Property and equipment, net	4,766,368	3,164,065